UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22730

JNL Strategic Income Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2013 – September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Schedule of Investments

September 30, 2013

JNL/PPM America Strategic Income Fund

	Shares/Par†	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.6%
American Airlines Pass-Through Trust, 4.95%, 01/15/23 (b)	$250,000	$250,625
American Tower Trust I, 3.07%, 03/15/23 (b)	810,000	766,471
AmeriCredit Automobile Receivables Trust
4.26%, 02/08/17	32,000	33,358
1.07%, 03/08/18	302,000	299,472
Banc of America Commercial Mortgage Trust REMIC, 5.93%, 02/10/51 (a)	450,000	503,162
Capital One Multi-Asset Execution Trust, 4.90%, 12/15/17	519,000	546,407
Continental Airlines Inc. Pass-Through Certificates, 6.13%, 04/29/18	504,000	511,560
Continental Airlines Inc. Pass-Through Trust, 4.00%, 10/29/24	260,000	251,550
GS Mortgage Securities Trust REMIC, 5.62%, 11/10/39	214,000	204,625
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.90%, 02/12/49 (a)	450,000	503,366
UBS-Barclays Commercial Mortgage Trust REMIC, 2.85%, 12/10/45	833,000	777,605

Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,819,779)		4,648,201

CORPORATE BONDS AND NOTES - 83.0%

CONSUMER DISCRETIONARY - 12.6%
AMC Networks Inc., 4.75%, 12/15/22	379,000	354,365
Caesars Entertainment Operating Co. Inc., 9.00%, 02/15/20	349,000	328,060
Codere Finance Luxembourg SA, 9.25%, 02/15/19 (b)	300,000	144,000
Delphi Corp.
6.13%, 05/15/21	1,000,000	1,092,500
5.00%, 02/15/23	163,000	168,298
DISH DBS Corp.
5.88%, 07/15/22	525,000	517,125
5.00%, 03/15/23	743,000	689,132
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (b)	251,000	260,412
General Motors Co.
3.50%, 10/02/18 (b)	500,000	498,750
6.25%, 10/02/43 (b)	148,000	145,780
Gibson Brands Inc., 8.88%, 08/01/18 (b)	100,000	101,500
Glencore Funding LLC, 4.13%, 05/30/23 (b)	399,000	369,259
Interpublic Group of Cos. Inc., 3.75%, 02/15/23	250,000	234,114
KB Home, 7.50%, 09/15/22	500,000	520,000
MDC Partners Inc., 6.75%, 04/01/20 (b)	203,000	205,538
MGM Resorts International, 6.75%, 10/01/20	1,250,000	1,312,500
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (b) (c)	318,000	314,820
News America Inc., 6.15%, 02/15/41	140,000	154,206
PC Nextco Holdings LLC, 8.75%, 08/15/19 (b)	178,000	178,000
PVH Corp., 4.50%, 12/15/22	700,000	661,500
Quebecor Media Inc., 5.75%, 01/15/23	500,000	471,250
Regal Entertainment Group, 5.75%, 02/01/25	108,000	99,630
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	500,000	485,000
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (b)	200,000	209,500
SES SA, 3.60%, 04/04/23 (b)	130,000	122,283
Shea Homes LP, 8.63%, 05/15/19	500,000	550,000
Starz LLC, 5.00%, 09/15/19	500,000	495,000
Taylor Morrison Communities Inc., 7.75%, 04/15/20 (b)	270,000	294,975
Tempur Sealy International Inc., 6.88%, 12/15/20	100,000	104,500
Tenneco Inc., 6.88%, 12/15/20	500,000	542,500
TRW Automotive Inc., 4.50%, 03/01/21 (b)	173,000	173,865
WideOpenWest Finance LLC, 10.25%, 07/15/19	300,000	325,500
Wynn Las Vegas LLC, 7.75%, 08/15/20	550,000	617,375
		12,741,237
CONSUMER STAPLES - 2.5%
ConAgra Foods Inc., 4.65%, 01/25/43	173,000	156,996
Constellation Brands Inc., 4.25%, 05/01/23	100,000	91,750
Hawk Acquisition Sub Inc., 4.25%, 10/15/20 (b)	502,000	478,782
Reynolds Group Issuer Inc., 7.88%, 08/15/19	500,000	550,000
Rite Aid Corp., 10.25%, 10/15/19	400,000	450,000
SABMiller Holdings Inc., 3.75%, 01/15/22 (b)	250,000	252,088
US Foods Inc., 8.50%, 06/30/19	528,000	556,380
		2,535,996
ENERGY - 17.7%
Access Midstream Partners LP
5.88%, 04/15/21	100,000	102,750
4.88%, 05/15/23	650,000	611,000
Alpha Natural Resources Inc.
9.75%, 04/15/18	500,000	507,500
6.25%, 06/01/21	600,000	492,000
Arch Coal Inc., 9.88%, 06/15/19 (b)	500,000	445,000
Arch Coal Inc. Term Loan, 5.75%, 05/14/18 (a)	496,242	481,047
Athlon Holdings LP, 7.38%, 04/15/21 (b)	118,000	120,360
Atlas Resource Escrow Corp., 9.25%, 08/15/21 (b)	446,000	450,460
BP Capital Markets Plc, 3.25%, 05/06/22	460,000	444,317
Chesapeake Energy Corp., 5.75%, 03/15/23	143,000	143,358
Concho Resources Inc., 5.50%, 04/01/23	518,000	511,525
Continental Resources Inc., 4.50%, 04/15/23	295,000	289,469
DCP Midstream LLC, 5.85%, 05/21/43 (a) (b)	336,000	307,440
DCP Midstream Operating LP
2.50%, 12/01/17	745,000	738,152
3.88%, 03/15/23	403,000	366,851
Denbury Resources Inc., 4.63%, 07/15/23	197,000	180,255
Ecopetrol SA, 7.38%, 09/18/43	505,000	546,663
Ensco Plc, 4.70%, 03/15/21	340,000	361,006
Enterprise Products Operating LLC, 5.95%, 02/01/41	150,000	161,637
EP Energy LLC
6.88%, 05/01/19	700,000	747,250
9.38%, 05/01/20	450,000	506,250
EPE Holdings LLC, 8.13%, 12/15/17 (b)	236,737	247,094
Fieldwood Energy LLC 1st Lien Term Loan, 2.88%, 12/25/42 (a)	200,000	199,584
Gulfmark Offshore Inc., 6.38%, 03/15/22	500,000	500,000
Halcon Resources Corp., 8.88%, 05/15/21	131,000	134,275
Hornbeck Offshore Services Inc., 5.00%, 03/01/21	404,000	386,830
Kinder Morgan Energy Partners LP, 5.00%, 08/15/42	120,000	109,063
Magnum Hunter Resources Corp., 9.75%, 05/15/20 (d)	500,000	517,500
MarkWest Energy Partners LP
5.50%, 02/15/23	650,000	651,625
4.50%, 07/15/23	186,000	175,305
Memorial Production Partners LP, 7.63%, 05/01/21	100,000	96,750
Offshore Group Investment Ltd., 7.13%, 04/01/23	246,000	239,850
Parker Drilling Co., 7.50%, 08/01/20 (b)	142,000	142,000
Penn Virginia Corp., 8.50%, 05/01/20	411,000	417,165

See accompanying Notes to Schedule of Investments.

	Shares/Par†	Value
Penn Virginia Resource Partners LP
8.25%, 04/15/18	400,000	415,000
6.50%, 05/15/21 (b)	280,000	264,250
Petrobras Global Finance BV
4.38%, 05/20/23	336,000	307,496
5.63%, 05/20/43	300,000	251,215
Plains Exploration & Production Co.
6.50%, 11/15/20	500,000	536,589
6.88%, 02/15/23	1,200,000	1,287,000
Regency Energy Partners LP, 4.50%, 11/01/23 (b)	197,000	178,285
SandRidge Energy Inc., 7.50%, 02/15/23	475,000	470,250
Seadrill Ltd., 5.63%, 09/15/17 (b)	750,000	757,500
Transocean Inc., 6.38%, 12/15/21	260,000	289,110
Williams Cos. Inc., 3.70%, 01/15/23	304,000	274,669
WPX Energy Inc., 6.00%, 01/15/22	475,000	481,531
		17,844,226
FINANCIALS - 20.7%
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (b)	350,000	428,413
Allstate Corp., 5.75%, 08/15/53 (a)	376,000	366,600
American International Group Inc., 8.25%, 08/15/18	410,000	511,304
American Tower Corp., 3.40%, 02/15/19	513,000	507,164
Bank of America Corp.
8.00% (callable at 100 beginning 01/30/18) (a) (c)	450,000	489,375
8.13% (callable at 100 beginning 05/15/18) (a) (c)	450,000	493,875
3.30%, 01/11/23	352,000	329,881
Bank of America NA, 6.10%, 06/15/17	510,000	571,509
Barclays Bank Plc
7.63%, 11/21/22	250,000	247,813
7.75%, 04/10/23 (a)	635,000	650,875
BBVA US Senior SAU, 4.66%, 10/09/15	500,000	520,640
BlackRock Inc., 3.38%, 06/01/22	220,000	219,064
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (a) (c)	600,000	564,000
5.95% (callable at 100 beginning 01/30/23) (a) (c)	750,000	699,375
Credit Suisse AG, 6.50%, 08/08/23 (b)	994,000	1,006,425
Deutsche Bank AG, 4.30%, 05/24/28 (a)	500,000	451,768
Fifth Third Bancorp, 5.10%, (callable at 100 beginning 06/30/23) (a) (c)	558,000	485,460
FMR LLC, 4.95%, 02/01/33 (b)	377,000	368,133
Ford Motor Credit Co. LLC
2.38%, 01/16/18	750,000	744,244
5.00%, 05/15/18	470,000	515,013
General Electric Capital Corp.
7.13% (callable at 100 beginning 06/15/22) (a) (c)	700,000	761,250
2.10%, 12/11/19	165,000	162,309
3.10%, 01/09/23	350,000	327,560
6.75%, 03/15/32	200,000	238,534
Goldman Sachs Group Inc., 6.75%, 10/01/37	225,000	234,791
ING US Inc., 5.65%, 05/15/53 (a)	179,000	163,607
Invesco Finance Plc, 3.13%, 11/30/22	370,000	343,699
JPMorgan Chase & Co., 3.38%, 05/01/23	248,000	225,000
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (a) (c)	1,075,000	1,166,375
3.25%, 09/23/22	350,000	330,325
3.20%, 01/25/23	375,000	350,970
MetLife Inc., 4.37%, 09/15/23	187,000	195,577
Morgan Stanley
4.88%, 11/01/22	400,000	400,369
4.10%, 05/22/23	292,000	272,469
MPH Intermediate Holding Co. 2, 8.38%, 08/01/18 (b)	104,000	106,535
Murray Street Investment Trust I, 4.65%, 03/09/17 (h)	480,000	511,997
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (a)	813,000	752,025
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (a) (c)	116,000	99,760
Prologis International Funding II, 4.88%, 02/15/20 (b)	440,000	437,181
Prudential Financial Inc., 5.20%, 03/15/44 (a)	217,000	196,819
Royal Bank of Scotland Group PLC, 6.10%, 06/10/23	562,000	567,183
Springleaf Finance Corp. Term Loan
4.75%, 11/15/16 (a)	320,000	319,866
5.50%, 11/24/16 (a)	280,000	280,059
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23 (b)	480,000	457,889
Thames Water Kemble Finance Plc, 7.75%, 04/01/19, GBP	200,000	351,222
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (a) (c)	1,100,000	1,210,000
3.45%, 02/13/23	298,000	279,036
		20,913,338
HEALTH CARE - 2.8%
HCA Holdings Inc., 6.25%, 02/15/21	1,000,000	1,016,250
Hospira Inc., 5.80%, 08/12/23	136,000	138,422
IASIS Healthcare LLC, 8.38%, 05/15/19	400,000	415,000
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/52	300,000	250,376
Novartis Capital Corp., 2.40%, 09/21/22	180,000	167,756
Pfizer Inc., 4.30%, 06/15/43	485,000	456,820
Tenet Healthcare Corp.
6.00%, 10/01/20 (b)	114,000	116,565
8.13%, 04/01/22 (b)	137,000	142,994
Zoetis Inc., 4.70%, 02/01/43 (b)	200,000	186,362
		2,890,545
INDUSTRIALS - 5.0%
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (b)	700,000	703,500
Bombardier Inc., 6.13%, 01/15/23 (b)	292,000	292,000
Dematic SA, 7.75%, 12/15/20 (b)	227,000	236,080
Gardner Denver Inc., 6.88%, 08/15/21 (b)	100,000	98,750
International Lease Finance Corp.
7.13%, 09/01/18 (b)	500,000	558,750
5.88%, 04/01/19	500,000	520,677
4.63%, 04/15/21	206,000	190,774
Meritor Inc., 6.75%, 06/15/21	509,000	503,910
Monitronics International Inc., 9.13%, 04/01/20 (b)	610,000	638,975
Penske Truck Leasing Co. LP, 4.88%, 07/11/22 (b)	500,000	509,373
Pentair Finance SA, 2.65%, 12/01/19	250,000	240,126
ServiceMaster Co., 7.00%, 08/15/20	124,000	117,180
United Technologies Corp., 4.50%, 06/01/42	200,000	194,250
US Airways Group Inc., 6.13%, 06/01/18	225,000	215,719
		5,020,064
INFORMATION TECHNOLOGY - 0.3%
Fidelity National Information Services Inc., 3.50%, 04/15/23	335,000	301,472

MATERIALS - 10.2%
Agrium Inc., 4.90%, 06/01/43	208,000	188,626

See accompanying Notes to Schedule of Investments.

	Shares/Par†	Value
Ardagh Packaging Finance Plc, 9.13%, 10/15/20 (b)	225,000	238,500
Ashland Inc., 6.88%, 05/15/43	365,000	350,400
Barrick Gold Corp.
3.85%, 04/01/22	60,000	53,084
4.10%, 05/01/23	533,000	469,555
Barrick North America Finance LLC, 5.75%, 05/01/43	130,000	109,068
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (b)	456,000	460,560
BOE Intermediate Holding Corp., 9.00%, 11/01/17 (b)	125,000	130,625
Cemex Finance LLC, 9.38%, 10/12/22 (b)	950,000	1,040,250
Cemex SAB de CV, 6.50%, 12/10/19 (b)	326,000	321,110
Commercial Metals Co., 4.88%, 05/15/23	100,000	90,000
Crown Americas LLC, 4.50%, 01/15/23 (b)	195,000	178,425
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (b)	650,000	666,250
8.25%, 11/01/19 (b)	650,000	700,375
Fortescue Metals Group Ltd. Term Loan, 5.25%, 10/12/17 (a)	496,250	497,401
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22	9,000	8,280
3.88%, 03/15/23 (b)	43,000	39,661
5.45%, 03/15/43 (b)	327,000	293,056
Ineos Finance Plc, 7.50%, 05/01/20 (b)	700,000	750,750
INEOS Group Holdings SA, 6.50%, 08/15/18 (b), EUR	167,000	221,407
LYB International Finance BV, 4.00%, 07/15/23	185,000	183,486
NewMarket Corp., 4.10%, 12/15/22	65,000	62,762
Orion Engineered Carbons Finance & Co. SCA, 9.25%, 08/01/19 (b)	238,000	242,760
Rain CII Carbon LLC, 8.25%, 01/15/21 (b)	200,000	201,000
Rock-Tenn Co., 3.50%, 03/01/20	275,000	272,007
Samarco Mineracao SA, 4.13%, 11/01/22 (b)	310,000	269,700
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (b)	500,000	500,000
Styrolution Group GmbH, 7.63%, 05/15/16 (d), EUR	300,000	426,651
TPC Group Inc., 8.75%, 12/15/20 (b)	474,000	484,665
Verso Paper Holdings LLC, 11.75%, 01/15/19	300,000	309,750
Xstrata Finance Canada Ltd.
4.25%, 10/25/22 (b)	492,000	459,844
5.55%, 10/25/42 (b)	108,000	94,295
		10,314,303
TELECOMMUNICATION SERVICES - 7.4%
AT&T Inc., 2.63%, 12/01/22	500,000	448,336
Frontier Communications Corp., 7.13%, 03/15/19	350,000	371,438
Hughes Satellite Systems Corp., 6.50%, 06/15/19	500,000	528,750
Intelsat Jackson Holdings SA, 6.63%, 12/15/22 (b)	500,000	496,250
Intelsat Luxembourg SA, 7.75%, 06/01/21 (b)	473,000	489,555
Lynx II Corp., 6.38%, 04/15/23 (b)	273,000	271,635
MetroPCS Wireless Inc., 6.25%, 04/01/21 (b)	239,000	240,195
Qtel International Finance Ltd., 3.88%, 01/31/28 (b)	506,000	442,750
Sprint Capital Corp.
6.90%, 05/01/19	350,000	359,625
6.88%, 11/15/28	194,000	173,145
Sprint Corp., 7.88%, 09/15/23 (b)	480,000	489,600
Sprint Nextel Corp., 7.00%, 03/01/20 (b)	350,000	376,250
Verizon Communications Inc.
4.50%, 09/15/20	350,000	372,267
5.15%, 09/15/23	500,000	536,121
6.40%, 09/15/33	211,000	234,292
6.55%, 09/15/43	936,000	1,056,542
Wind Acquisition Finance SA, 11.75%, 07/15/17 (b), EUR	200,000	287,819
Windstream Corp. Term Loan B-4, 3.50%, 01/15/20 (a)	298,500	297,008
		7,471,578
UTILITIES - 3.8%
AES Corp., 7.38%, 07/01/21	600,000	660,000
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (a) (b) (c)	832,000	786,989
Enel SpA, 8.75%, 09/24/73 (b)	395,000	401,952
Energy Future Intermediate Holding Co. LLC, 12.25%, 03/01/22 (b)	300,000	337,500
FirstEnergy Corp., 4.25%, 03/15/23 (i)	40,000	36,596
GenOn Energy Inc., 9.50%, 10/15/18	250,000	281,250
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	100,000	111,856
Oncor Electric Delivery Co. LLC, 4.10%, 06/01/22	275,000	284,071
Puget Energy Inc., 6.00%, 09/01/21	610,000	665,571
Southern Water Greensands Financing Plc, 8.50%, 04/15/19, GBP	175,000	307,249
		3,873,034
Total Corporate Bonds and Notes (cost $86,013,974)		83,905,793

GOVERNMENT AND AGENCY OBLIGATIONS - 6.8%

GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62	320,000	270,474

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 6.5%
Federal Home Loan Mortgage Corp. - 2.3%
Federal Home Loan Mortgage Corp.
3.00%, 11/15/28, TBA (e)	480,000	494,775
4.00%, 11/01/40	581,010	607,621
4.50%, 07/01/41	512,249	546,358
3.00%, 03/01/43	729,318	710,827
		2,359,581
Federal National Mortgage Association - 3.1%
Federal National Mortgage Association
3.50%, 11/15/28 - 11/15/43 , TBA (e)	1,115,000	1,149,720
6.00%, 09/01/37	453,582	495,693
3.00%, 08/01/43	377,164	368,960
4.50%, 11/15/43, TBA (e)	367,000	390,912
5.00%, 11/15/43, TBA (e)	658,000	711,668
		3,116,953
Government National Mortgage Association - 1.1%
Government National Mortgage Association
5.00%, 09/20/41	227,942	248,189
3.50%, 06/20/43	453,251	467,952
4.00%, 11/15/43, TBA (e)	369,000	389,122
		1,105,263
Total Government and Agency Obligations (cost $6,907,254)		6,852,271

PREFERRED STOCKS - 1.9%

ENERGY - 0.3%
NuStar Logistics LP, 7.63%, 01/15/43	13,000	328,120

FINANCIALS - 1.6%
Allstate Corp., 5.10%, 01/15/53	8,000	185,600
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (c)	21,000	471,240

See accompanying Notes to Schedule of Investments.

	Shares/Par†	Value
PNC Financial Services Group Inc. - Series P, 6.13%, (callable at 25 beginning 05/01/22) (c)	15,000	378,600
Wells Fargo & Co., 5.85%, (callable at 25 beginning 09/15/23) (c)	24,000	572,880
		1,608,320
Total Preferred Stocks (cost $2,059,500)		1,936,440

SHORT TERM INVESTMENTS - 4.1%

Investment Company - 4.1%
JNL Money Market Fund, 0.01% (f) (g)	4,148,645	4,148,645

Total Short Term Investments (cost $4,148,645)		4,148,645

Total Investments - 100.4% (cost $103,949,152)		101,491,350
Other Assets and Liabilities, Net - (0.4%)		(401,332)
Total Net Assets - 100.0%		$101,090,018

†                 Par amounts are listed in United States Dollars unless otherwise noted.

(a)         Variable rate security. Rate stated was in effect as of September 30, 2013.

(b)         Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Company’s Board of Managers. As of September 30, 2013, the value of these securities was $25,880,689.

(c)          Perpetual security.

(d)         Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Company’s Board of Managers. See Restricted Securities in the Notes to the Schedules of Investments.

(e)          All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2013, the total cost of investments purchased on a delayed delivery basis was $3,105,997.

(f)           Investment in affiliate.

(g)          Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

(h)         Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of September 30, 2013.

(i)             The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

Schedule of Open Futures Contracts

	Expiration	Contracts Long/ (Short)	Unrealized Depreciation
U.S. Treasury Note Future, 5-Year	December 2013	(6)	(7,414)
U.S. Treasury Note Future, 10-Year	December 2013	(68)	(179,818)
U.S. Treasury Bond Future, 20-Year	December 2013	(14)	(42,582)
Ultra Long Term U.S. Treasury Bond Future, 30-Year	December 2013	2	(128)
			$(229,942)

See accompanying Notes to Schedule of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedule of Investments

September 30, 2013

Currencies:
EUR - European Currency Unit (Euro)
GBP - British Pound

Abbreviations:
RB - Revenue Bond
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities, that have not been deemed liquid, held at September 30, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Magnum Hunter Resources Corp., 9.75%, 05/15/20	12/14/2012	$508,832	$517,500	0.5%
Styrolution Group GmbH, 7.63%, 05/15/16	12/05/2012	399,432	426,651	0.4
		$908,264	$944,151	0.9%

Security Valuation - Under the JNL Strategic Income Fund LLC’s (“Company”) valuation policy and procedures, the Company’s Board of Managers (“Board”) has delegated the daily operational oversight of the securities valuation function to Jackson National Asset Management LLC’s (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Company and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of the Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer or widely used quotation system.  Futures contracts traded on an exchange are valued at the settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures approved by the Board, the Adviser may rely on pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedule of Investments

September 30, 2013

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments as of September 30, 2013 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency Asset-Backed Securities	$—	$4,648,201	$—	$4,648,201
Corporate Bonds and Notes	—	83,905,793	—	83,905,793
Government and Agency Obligations	—	6,852,271	—	6,852,271
Preferred Stocks	1,936,440	—	—	1,936,440
Short Term Investments	4,148,645	—	—	4,148,645
Fund Total	$6,085,085	$95,406,265	$—	$101,491,350

	Liabilities - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$(229,942)	$—	$—	$(229,942)

(1)Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

The Fund recognizes transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 for the period.  There were no Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2013.

Investments in Affiliates — During the period ended September 30, 2013, JNL/PPM America Strategic Income Fund invested in a money market fund, which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Fund and its affiliates and is not available for direct purchase by members of the public.  JNL/PPM America Strategic Income Fund’s investment in JNL Money Market Fund on December 31, 2012 and September 30, 2013 was $7,381,180 and $4,148,645, respectively.  During the period ended September 30, 2013, dividend income received from this investment was $430 and there was no realized gain or loss relating to transactions in this investment.

Income Tax Matters - Under the 1940 Act, the assets of the Fund will not be chargeable with liabilities of any other future series of JNL Strategic Fund.  Until JNL Strategic Fund organizes a new series, it and the Fund will be treated as a single entity for federal tax purposes.  Moreover, so long as that entity is a limited liability company (with a sole series) whose interest are held only by The Prudential Assurance Company Limited (“Sole Member”), it will be disregarded as an entity separate from the latter for those purposes.  JNL Strategic Fund expects that substantially all of the Fund’s income will qualify as portfolio interest or capital gains, neither of which will be subject to federal income or withholding tax if its Sole Member is a non-U.S. person that is not otherwise engaged in the conduct of a trade or business in the United States of America.

For additional information on the Fund’s policies regarding valuation of investments and other significant accounting matters, please refer to the Fund’s most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Strategic Income Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 26, 2013

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	November 26, 2013

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.